Share-based compensation - RSU (Details) - Restricted Stock Units	1 Months Ended	12 Months Ended
	Oct. 31, 2021	Sep. 30, 2025 USD ($) EquityInstruments	Sep. 30, 2024 USD ($) EquityInstruments	Sep. 30, 2023 USD ($) EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in number of awards) | EquityInstruments		225,927	156,746	107,709
Granted during the period (in number of awards) | EquityInstruments		728,014	180,106	124,096
Forfeited/lapsed during the period (in number of awards) | EquityInstruments		(55,610)	(41,062)	(12,376)
Vested during the period (in number of awards) | EquityInstruments		(219,809)	(69,863)	(62,683)
Outstanding at end of period (in number of awards) | EquityInstruments		678,522	225,927	156,746
Weighted Average grant date fair value per share, at beginning of period | $		$ 66.7	$ 229.66
Weighted Average grant date fair value per share, instruments granted during period | $		10.46	13.41	$ 77.17
Weighted Average grant date fair value per share, instruments forfeited/lapsed during period | $		20.16	312.79	126.33
Weighted Average grant date fair value per share, instruments vested during period | $		58.44	156.98	306
Weighted Average grant date fair value per share, at end of period | $		$ 12.52	$ 66.7	$ 229.66
Weighted Average remaining term to vest/distribute (yrs)		2 years 2 months 19 days	1 year 11 months 4 days	1 year 5 months 21 days
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year	1 year
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years	5 years